SAWGRASS FUND, L.L.C.

                              FINANCIAL STATEMENTS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2002

                                   (UNAUDITED)

                              SAWGRASS FUND, L.L.C.

                              FINANCIAL STATEMENTS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2002

                                   (UNAUDITED)

                                    CONTENTS


Statement of Assets, Liabilities and Members' Capital......................    1
Statement of Operations....................................................    2
Statement of Changes in Members' Capital - Net Assets......................    3
Notes to Financial Statements..............................................    4
Schedule of Portfolio Investments..........................................   11
Schedule of Securities Sold, Not Yet Purchased.............................   15
Schedule of Written Options................................................   18

SAWGRASS FUND, L.L.C.

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL (IN THOUSANDS)
--------------------------------------------------------------------------------
                                                                  JUNE 30, 2002
ASSETS                                                             (UNAUDITED)

Investments in securities, at market (cost - $56,303)               $ 62,025
Cash and cash equivalents                                             19,214
Receivable for investment securities sold                              2,274
Due from broker                                                       57,411
Interest receivable                                                       69
Dividends receivable                                                       9
Other assets                                                               8
                                                                    --------
       TOTAL ASSETS                                                  141,010
                                                                    --------
LIABILITIES

Securities sold, not yet purchased, at market (proceeds - $51,874)    43,705
Outstanding options written, at value (premiums - $141)                   90
Withdrawals payable                                                   10,416
Payable for investment securites purchased                             5,532
Dividends payable on securities sold, not yet purchased                    4
Administration fees payable                                               79
Accrued expenses                                                         354
                                                                    --------
       TOTAL LIABILITIES                                              60,180
                                                                    --------
             NET ASSETS                                             $ 80,830
                                                                    ========
MEMBERS' CAPITAL - NET ASSETS

Represented by:
Net capital contributions                                           $ 66,888
Net unrealized appreciation on investments                            13,942
                                                                    --------
       MEMBERS' CAPITAL - NET ASSETS                                $ 80,830
                                                                    ========

The accompanying notes are an integral part of these financial statements.

SAWGRASS FUND, L.L.C.
STATEMENT OF OPERATIONS (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                                SIX MONTHS ENDED
                                                                                  JUNE 30, 2002
INVESTMENT INCOME                                                                  (UNAUDITED)
    Dividends                                                                        $     63
    Interest                                                                              391
                                                                                     --------
                                                                                          454
                                                                                     --------
EXPENSES
       Administration fee                                                                 508
       Prime broker fee                                                                   278
       Professional fees                                                                  103
       Accounting and investor servicing fee                                               74
       Custodian fees                                                                      50
       Dividends on securities sold, not yet purchased                                     44
       Insurance expense                                                                   27
       Board of Managers' fees and expenses                                                13
       Interest expense                                                                     8
       Miscellaneous                                                                       19
                                                                                     --------
       TOTAL EXPENSES                                                                   1,124
                                                                                     --------
          NET INVESTMENT LOSS                                                            (670)
                                                                                     --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    REALIZED GAIN (LOSS) ON INVESTMENTS:
       Investment securities                                                             (476)
       Purchased options                                                                  (66)
       Written options                                                                   (421)
       Securities sold, not yet purchased                                               3,689
                                                                                     --------
          NET REALIZED GAIN ON INVESTMENTS                                              2,726
                                                                                     --------
    NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS                              (16,244)
                                                                                     --------
          NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                             (13,518)
                                                                                     --------
          DECREASE IN MEMBERS' CAPITAL DERIVED FROM INVESTMENT ACTIVITIES            $(14,188)
                                                                                     ========

The accompanying notes are an integral part of these financial statements.

SAWGRASS FUND, L.L.C.
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN MEMBERS' CAPITAL - NET ASSETS (IN THOUSANDS)

                                                     SIX MONTHS ENDED      YEAR ENDED
                                                      JUNE 30, 2002     DECEMBER 31, 2001
FROM INVESTMENT ACTIVITIES                             (UNAUDITED)
    Net investment loss                                 $   (670)           $   (406)
    Net realized gain (loss) on investments                2,726              (3,792)
    Net change in unrealized appreciation
       on investments                                    (16,244)             (7,084)
                                                        --------            --------
       DECREASE IN MEMBERS' CAPITAL DERIVED
            FROM INVESTMENT ACTIVITIES                   (14,188)            (11,282)

MEMBERS' CAPITAL TRANSACTIONS

    Capital contributions                                  4,999              11,120
    Capital withdrawals                                  (10,459)            (19,206)
                                                        --------            --------
       DECREASE IN MEMBERS' CAPITAL
            DERIVED FROM CAPITAL TRANSACTIONS             (5,460)             (8,086)

       MEMBERS' CAPITAL AT BEGINNING OF PERIOD           100,478             119,846
                                                        --------            --------
       MEMBERS' CAPITAL AT END OF PERIOD                $ 80,830            $100,478
                                                        ========            ========


The accompanying notes are an integral part of these financial statements.

SAWGRASS FUND, L.L.C.

--------------------------------------------------------------------------------

     1.  ORGANIZATION

         Sawgrass Fund, L.L.C. (the "Company") was organized as a limited liability company under the laws of Delaware in January 2000. The Company is registered under the Investment Company act of 1940, as amended, (the "Act") as a closed-end, non-diversified management investment company. The Company's investment objective is to seek superior long-term capital appreciation. It pursues this objective by investing in a portfolio consisting primarily of equity securities of small to medium size emerging growth companies. The Company's portfolio of securities in the emerging growth areas is expected to include long and short positions in equity securities of U.S. and non-U.S. companies. Equity securities include common and preferred stock and other securities having equity characteristics, including convertible debt securities, stock options, warrants and rights.

         Responsibility for the overall management and supervision of the operations of the Company is vested in the individuals who serve as the Board of Managers of the Company (the "Board of Managers"). There are four members of the "Board of Managers" and an "Adviser." CIBC
         Oppenheimer Advisors, L.L.C. (the "Adviser"), a Delaware limited liability company, serves as the investment adviser to the Company and is responsible for the Company's investment activities pursuant to an Investment Advisory Agreement. CIBC World Markets Corp. ("CIBC WM") is the managing member and controlling person of the Adviser, and CWH Associates Inc. ("CWH") is a non-managing member of the Adviser. Investment professionals employed by CWH manage the Company's investment portfolio on behalf of the Adviser under the supervision of CIBC WM.

         The acceptance of initial and additional contributions is subject to approval by the Board of Managers. The Company may from time to time offer to repurchase interests pursuant to written tenders by Members. Such repurchases will be made at such times and on such terms as may be determined by the Board of Managers, in their complete and exclusive discretion. The Adviser expects that, generally, it will recommend to the Board of Managers that the Company offer to repurchase interests from Members twice each year, effective at the end of the second fiscal quarter and again at the end of the year.

     2.  SIGNIFICANT ACCOUNTING POLICIES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

SAWGRASS FUND, L.L.C.

--------------------------------------------------------------------------------

    2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A.   PORTFOLIO VALUATION

         Securities transactions, including related revenue and expenses, are recorded on a trade-date basis, and dividends are recorded on an ex-dividend date basis. Interest income and expenses are recorded on the accrual basis.

         Domestic exchange traded or NASDAQ listed equity securities will be valued at their last composite sale prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite asked prices for securities sold, not yet purchased, as reported by such exchanges. Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or asked prices (in the case of securities sold, not yet purchased) as reported by such exchange. Listed options will be valued at their bid prices (or asked prices in the case of listed options sold, not yet purchased) as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available will be valued at their bid prices (or asked prices in the case of securities sold, not yet purchased) as obtained from one or more dealers making markets for those securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

         Debt securities will be valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units. The Board of Managers will periodically monitor the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost, so long as such valuation is determined by the Board of Managers to represent fair value.

         All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of such securities and exchange rates may be affected by events occurring between the time such values or exchange rates are determined and the time that the net asset value of the Company is determined. When such events materially affect the values of securities held by the Company or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

SAWGRASS FUND, L.L.C.

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         B.  CASH EQUIVALENTS

         The Company treats all highly-liquid financial instruments that mature within three months as cash equivalents. At June 30, 2002, $19,218,112 in cash equivalents was held at PNC Bank.

         C.  INCOME TAXES

         No provision for the payment of Federal, state or local income taxes on the profits of the Company will be made. The Members are individually liable for the income taxes on their share of the Company's income.

         In accordance with the accounting guidance provided in the AICPA Audit and Accounting Guide's "Audits of Investment Companies" effective for 2001, the Company reclassified $669,977 and $2,725,473 from net investment loss and net realized gain on investments respectively to net capital contributions for the six months ended June 30, 2002. This reclassification was a result of permanent book to tax differences to reflect as an adjustment to net capital contributed the amounts of taxable income or loss that have been allocated to the Company's members and had no effect on net assets.

     3.  Administration Fee, Related Party Transactions and Other

         CIBC WM provides certain administrative services to the Company including, among other things, providing office space and other support services to the Company. In exchange for such services, the Company pays CIBC WM a monthly administration fee of .08333% (1% on an annualized basis) of the Company's net assets determined as of the beginning of the month.

         The Adviser will serve as the Special Advisory Member of the Company. In such capacity, the Adviser will be entitled to receive an incentive allocation (the "Incentive Allocation"), charged to the capital account of each Member as of the last day of each allocation period, of 20% of the amount by which net profits, if any, exceed the positive balance in the Member's "loss recovery account." The Incentive Allocation will be credited to the Special Advisory Account of the Adviser. By the last business day of the month following the date on which an Incentive Allocation is made, the Adviser may withdraw up to 100% of the Incentive Allocation that was credited to the Special Advisory Account with respect to the allocation period. During the six months ended June 30, 2002, there were no incentive allocation payments made to the Adviser.

         Each Member of the Board of Managers ("Manager") who is not an "interested person" of the Company, as defined by the Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. One Manager is an "interested person" of the Company as defined by the Act. All Managers are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by

SAWGRASS FUND, L.L.C.

--------------------------------------------------------------------------------

     3.  ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         them in performing their duties. For the six months ended June 30, 2002, fees paid to the Board of Managers (including meeting fees and the annual retainer) and expenses totaled $20,856.

         PFPC Trust Company (the "Custodian") serves as Custodian of the Company's assets.

         PFPC Inc.  serves as  Investor  Services  and  Accounting  Agent to the
         Company,   and  in   that   capacity   provides   certain   accounting,
         recordkeeping, tax and investor related services.

     4.  SECURITIES TRANSACTIONS

         Aggregate purchases and sales of investment securities, excluding short-term securities, for the six months ended June 30, 2002, amounted to $158,236,397 and $216, 837,032, respectively.

         At June 30, 2002, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At June 30, 2002, accumulated net unrealized appreciation on investments was $13,941,993, consisting of $17,445,686 gross unrealized appreciation and $3,503,693 gross unrealized depreciation.

         Due from broker primarily represents as proceeds from securities sold, not yet purchased.

     5.  SHORT-TERM BORROWINGS

         The Company has the ability to trade on margin and, in that connection, borrows funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the
         Company  to  satisfy  an  asset  coverage  requirement  of  300% of its indebtedness, including amounts borrowed, measured at the time the Company incurs the indebtedness. The Company pays interest on outstanding margin borrowings at an annualized rate of LIBOR plus .875%. The Company pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. As of and for the six months ended June 30, 2002, the Company had an average daily amount of borrowings $412,357 at an annualized interest rate of 2.80%.

     6.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR
         CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Company may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include

SAWGRASS FUND, L.L.C.

--------------------------------------------------------------------------------

     6.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR
         CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         forward contracts, options, and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the statement of assets, liabilities and members' capital.

         There were no transactions in forward contracts during the six months ended June 30, 2002. The Company maintains cash in bank deposit accounts, which at times may exceed federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on cash.

         Securities sold, not yet purchased represents obligations of the Company to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Company's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the statement of assets, liabilities and members' capital.

         The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities.

         During the six months ended June 30, 2002, transactions in purchased options were as follows:

                                                               CALL OPTIONS                             PUT OPTIONS
                                                    --------------------------------          -----------------------------
                                                       NUMBER                                    NUMBER
                                                    OF CONTRACTS              COST            OF CONTRACTS         COST
                                                    ------------           ---------          ------------      -----------
         Beginning balance                                665              $ 196,973              2,522         $   611,694
         Options purchased                              1,771                219,335              1,307             284,812
         Options closed                                (1,086)              (132,648)            (3,069)           (762,769)
         Options expired                               (1,350)              (283,660)              (760)           (133,737)
                                                       ------              ---------             ------         -----------
         Options outstanding at
              June 30, 2002                                --              $      --                 --         $        --
                                                       ======              =========             ======         ===========

         When the Company writes an option, the premium received by the Company is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security

SAWGRASS FUND, L.L.C.

--------------------------------------------------------------------------------

     6.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR
         CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         in determining whether the Company has realized a gain or loss. In writing an option, the Company bears the market risk of an unfavorable change in the price of the security or index underlying the written option. Exercise of an option written by the Company could result in the Company selling or buying a security at a price different from the current market value.

         During the six months ended June 30, 2002, transactions in written options were as follows:

                                                               CALL OPTIONS                              PUT OPTIONS
                                                    --------------------------------           ----------------------------
                                                       NUMBER                                     NUMBER
                                                    OF CONTRACTS              COST             OF CONTRACTS          COST
                                                    ------------           ---------           ------------         -------
         Beginning balance                                  0            $         0                  0             $     0
         Options written                                6,011              2,554,358                 67              22,578
         Options closed                                (5,008)            (2,356,487)                 0                   0
         Options expired                                 (317)               (79,883)                 0                   0
                                                       ------              ---------             ------             -------
         Options outstanding at
              June 30, 2002                               686            $   117,988                 67             $22,578
                                                       ======            ===========             ======             =======

SAWGRASS FUND, L.L.C.

--------------------------------------------------------------------------------

     7.  FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for each period indicated:

                                                                                                                 MARCH 15, 2000
                                                                                                                 (COMMENCEMENT
                                                     SIX MONTHS ENDED                YEAR ENDED                OF OPERATIONS) TO
                                                       JUNE 30, 2002              DECEMBER 31, 2001            DECEMBER 31, 2000
                                                     ----------------             -----------------            -----------------
  Net assets, end of period (000)                         $80,830                     $100,478                     $119,846
  Ratio of net investment income(loss)
         to average net assets                             (1.35%) *                     (0.37%)                       0.28% *
  Ratio of expenses to average
         net assets                                          2.22% *                      2.00%                        2.06% *
  Portfolio turnover rate                                     160%                         356%                         238%
  Total return **                                          (13.52%)                      (9.00%)                      (1.52%)
  Average debt ratio                                          .41%                        0.94%                        0.02%

    *     Annualized.
    ** Total return assumes a purchase of an interest in the Company on the first day and a sale of the interest on the last day of the period noted, before incentive allocation to the Special Advisory Member, if any. Total return for a period of less than a full year is not annualized.

SAWGRASS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                              JUNE 30, 2002
           SHARES                                                                                             MARKET VALUE
                  COMMON STOCK - 76.74%
                     BUILDING - RESIDENTIAL/COMMERCIAL - 14.45%
           35,650      Beazer Homes USA, Inc.*                                             (a)                $ 2,852,000
           50,600      Centex Corp.                                                        (a)                  2,924,174
          111,900      D.R. Horton, Inc.                                                   (a)                  2,912,757
           48,850      Lennar Corp.                                                        (a)                  2,989,620
                                                                                                              -----------
                                                                                                               11,678,551
                                                                                                              -----------
                     COLLECTIBLES - 2.88%
           73,550      Action Performance Companies, Inc.*                                 (a)                  2,324,180
                                                                                                              -----------
                     COMMERCIAL SERVICES - FINANCE - 0.46%
           32,900      Factual Data Corp.*                                                                        375,060
                                                                                                              -----------
                     DISTRIBUTION - WHOLESALE - 1.35%
           39,300      SCP Pool Corp.*                                                                          1,090,968
                                                                                                              -----------
                     E - COMMERCE/PRODUCTS - 0.58%
           28,800      Amazon.com, Inc.*                                                                          468,000
                                                                                                              -----------
                     E - COMMERCE/SERVICES - 0.12%
           66,900      Homestore, Inc.*                                                                            96,336
                                                                                                              -----------
                     ELECTRONIC COMPONENTS - SEMICONDUCTORS - 0.60%
          117,900      Rambus, Inc.*                                                                              482,211
                                                                                                              -----------
                     ELECTRONIC FORMS - 0.04%
           13,800      Convera Corp.*                                                                              33,534
                                                                                                              -----------
                     ELECTRONICS - MILITARY - 4.33%
           45,700      Integrated Defense Technologies, Inc.*                                                   1,344,951
           39,900      L-3 Communications Holdings, Inc.*                                  (a)                  2,154,600
                                                                                                              -----------
                                                                                                                3,499,551
                                                                                                              -----------
The accompanying notes are an integral part of these financial statements.

                                     - 11 -


SAWGRASS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
                                                                                                              JUNE 30, 2002
           SHARES                                                                                             MARKET VALUE
                  COMMON STOCK - (CONTINUED)
                     ENERGY - ALTERNATE SOURCES - 0.41%
          128,700      KFx, Inc.*                                                                               $ 328,185
                                                                                                              -----------
                     ENGINEERING/RESEARCH & DEVELOPMENT SERVICES - 1.38%
           19,000      EMCOR Group, Inc. *                                                                      1,115,300
                                                                                                              -----------
                     ENTERTAINMENT SOFTWARE - 1.23%
           15,100      Electronic Arts, Inc.*                                                                     997,355
                                                                                                              -----------
                     ENVIRONMENTAL CONSULTING & ENGINEERING - 1.37%
           53,800      TRC Companies, Inc.*                                                                     1,105,590
                                                                                                              -----------
                     FOOD - DAIRY PRODUCTS - 1.73%
           79,250      Horizon Organic Holding Corp.*                                                           1,396,385
                                                                                                              -----------
                     FOOD - RETAIL - 6.21%
          104,150      Whole Foods Market, Inc.*                                           (a)                  5,022,113
                                                                                                              -----------
                     FOOD - WHOLESALE/DISTRIBUTION - 2.29%
           93,750      United Natural Foods, Inc.*                                                              1,846,875
                                                                                                              -----------
                     HAZARDOUS WASTE DISPOSAL - 0.33%
            7,500      Stericycle, Inc. *                                                                         265,575
                                                                                                              -----------
                     HEALTH CARE COST CONTAINMENT - 6.25%
          306,250      Caremark RX, Inc.*                                                  (a)                  5,053,125
                                                                                                              -----------
                     HUMAN RESOURCES - 2.09%
           44,750      Cross Country, Inc.*                                                                     1,691,550
                                                                                                              -----------
The accompanying notes are an integral part of these financial statements.

                                     - 12 -


SAWGRASS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
                                                                                                              JUNE 30, 2002
           SHARES                                                                                             MARKET VALUE
                  COMMON STOCK - (CONTINUED)
                     INSURANCE BROKERS - 2.26%
           19,600      Hilb, Rogal & Hamilton Co.                                                               $ 886,900
           28,600      Willis Group Holdings Ltd.*                                                                941,226
                                                                                                              -----------
                                                                                                                1,828,126
                                                                                                              -----------
                     MACHINERY - PRINT TRADE - 0.14%
           28,900      Presstek, Inc.*                                                                            115,600
                                                                                                              -----------
                     MEDICAL - LABS & TESTING SERVICES - 4.59%
           15,650      DIANON Systems, Inc.*                                                                      836,023
           40,900      Laboratory Corp of America Holdings*                                                     1,867,085
           11,700      Quest Diagnostics, Inc.*                                                                 1,006,785
                                                                                                              -----------
                                                                                                                3,709,893
                                                                                                              -----------
                     PHARMACY SERVICES - 2.65%
           46,400      Accredo Health, Inc.*                                               (a)                  2,140,896
                                                                                                              -----------
                     PHYSICAL THERAPY/REHABILITATION CENTERS - 2.63%
          104,600      U.S. Physical Therapy, Inc.*                                                             2,124,426
                                                                                                              -----------
                     RETAIL - HOME FURNISHINGS - 1.23%
           47,450      Pier 1 Imports, Inc.                                                                       996,450
                                                                                                              -----------
                     RETAIL - PET FOOD & SUPPLIES - 3.27%
           75,500      PETCO Animal Supplies, Inc.*                                                             1,880,705
           47,700      PETsMART, Inc.*                                                                            760,815
                                                                                                              -----------
                                                                                                                2,641,520
                                                                                                              -----------
                     SCHOOLS - 8.94%
           92,425      Apollo Group, Inc., Class A*                                        (a)                  3,643,394
           57,000      Career Education Corp.*                                             (a)                  2,565,000
           17,400      Nobel Learning Communities, Inc.*                                                          100,746
           31,000      University of Phoenix Online*                                                              918,220
                                                                                                              -----------
                                                                                                                7,227,360
                                                                                                              -----------
The accompanying notes are an integral part of these financial statements.

                                     - 13 -


SAWGRASS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
                                                                                                              JUNE 30, 2002
           SHARES                                                                                             MARKET VALUE
                  COMMON STOCK - (CONTINUED)
                     SUPER-REGIONAL BANKS - U.S. - 1.16%
           14,100      Fifth Third Bancorp                                                                      $ 939,765
                                                                                                              -----------
                     TEXTILE - HOME FURNISHINGS - 1.77%
           23,250      Mohawk Industries, Inc.*                                                                 1,430,573
                                                                                                              -----------
                       TOTAL COMMON STOCK (COST $56,302,489)                                                   62,025,053
                                                                                                              -----------
                       TOTAL INVESTMENTS (COST $56,302,489) - 76.74%                                           62,025,053
                                                                                                              -----------
                       OTHER ASSETS LESS LIABILITIES - 23.26% **                                               18,804,810
                                                                                                              -----------
                       NET ASSETS - 100.00%                                                                   $80,829,863
                                                                                                              ===========

(a)Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.
*  Non-income producing security.
** Includes $ 19,218,112  invested in a PNC Bank Money Market  Account  which is
   23.78% of net assets.

The accompanying notes are an integral part of these financial statements.

SAWGRASS FUND, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                             JUNE 30, 2002
           SHARES                                                                                             MARKET VALUE
                  SECURITIES SOLD, NOT YET PURCHASED - (54.07%)
                     APPLICATION SOFTWARE - (0.13%)
           13,000      Rational Software Corp.                                                                $  (106,730)
                                                                                                              -----------
                     COMMERCIAL SERVICES - FINANCE - (0.46%)
           32,600      Factual Data Corp.                                                                        (371,640)
                                                                                                              -----------
                     COMPUTERS - (8.44%)
          155,800      Apple Computer, Inc.                                                                    (2,760,776)
          134,800      Dell Computer Corp.                                                                     (3,523,672)
           47,200      Research In Motion Ltd.                                                                   (537,136)
                                                                                                              -----------
                                                                                                               (6,821,584)
                                                                                                              -----------
                     DIVERSIFIED OPERATIONS/COMMERCIAL SERVICES - (1.64%)
           83,400      Cendant Corp.                                                                           (1,324,392)
                                                                                                              -----------
                     E - COMMERCE/SERVICES - (2.09%)
           66,900      Homestore, Inc.                                                                            (96,336)
           74,200      TMP Worldwide, Inc.                                                                     (1,595,300)
                                                                                                              -----------
                                                                                                               (1,691,636)
                                                                                                              -----------
                     ELECTRONIC COMPONENTS - SEMICONDUCTOR - (1.72%)
          101,800      Alliance Semiconductor Corp.                                                              (722,780)
          163,200      Rambus, Inc.                                                                              (667,488)
                                                                                                              -----------
                                                                                                               (1,390,268)
                                                                                                              -----------
                     ELECTRONIC FORMS - (0.04%)
           13,800      Convera Corp.                                                                              (33,534)
                                                                                                              -----------
                     ENTERPRISE SOFTWARE/SERVICES - (2.28%)
           80,000      Computer Associates International, Inc.                                                 (1,271,200)
           38,700      PeopleSoft, Inc.                                                                          (575,856)
                                                                                                              -----------
                                                                                                               (1,847,056)
                                                                                                              -----------

The accompanying notes are an integral part of these financial statements.

                                     - 15 -


SAWGRASS FUND, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (UNAUDITED)
--------------------------------------------------------------------------------
                                                                                                              JUNE 30, 2002
           SHARES                                                                                             MARKET VALUE
                  SECURITIES SOLD, NOT YET PURCHASED - (CONTINUED)
                     FOOD - RETAIL - (1.07%)
           53,500      Wild Oats Markets, Inc.                                                                 $ (861,350)
                                                                                                              -----------
                     INDEX FUNDS - (12.17%)
           58,200      Midcap SPDR Trust Series 1                                                              (5,211,810)
          121,300      Nasdaq-100 Tracking Stock                                                               (3,165,930)
           50,300      Software Holders Trust                                                                  (1,459,706)
                                                                                                               -----------
                                                                                                               (9,837,446)
                                                                                                              -----------
                     INTERNET BROKER - (4.65%)
          335,700      Charles Schwab Corp. (The)                                                              (3,759,840)
                                                                                                              -----------
                     INTERNET FINANCIAL SERVICES - (0.50%)
           20,000      PayPal, Inc.                                                                              (404,020)
                                                                                                              -----------
                     INTERNET INFRASTRUCTURE SOFTWARE - (0.38%)
           31,400      F5 Networks, Inc.                                                                         (307,092)
                                                                                                              -----------
                     INTERNET SECURITY - (1.36%)
           55,200      Check Point Software Technologies Ltd.                                                    (748,512)
           26,700      Internet Security Systems, Inc.                                                           (350,304)
                                                                                                              -----------
                                                                                                               (1,098,816)
                                                                                                              -----------
                     MACHINERY - PRINT TRADE - (0.14%)
           28,900      Presstek, Inc.                                                                            (115,600)
                                                                                                              -----------
                     MEDICAL - GENERIC DRUGS - (4.45%)
           56,600      Barr Laboratories, Inc.                                                                 (3,595,798)
                                                                                                              -----------
                     MEDICAL - INSTRUMENTS - (6.32%)
           39,000      Medtronic, Inc.                                                                         (1,671,150)
           46,500      St. Jude Medical, Inc.                                                                  (3,434,025)
                                                                                                              -----------
                                                                                                               (5,105,175)
                                                                                                              -----------

The accompanying notes are an integral part of these financial statements.

                                     - 16 -


SAWGRASS FUND, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (UNAUDITED)
--------------------------------------------------------------------------------
                                                                                                              JUNE 30, 2002
           SHARES                                                                                             MARKET VALUE
                  SECURITIES SOLD, NOT YET PURCHASED - (CONTINUED)
                     MOTION PICTURES & SERVICES - (1.94%)
          119,800      Macrovision Corp.                                                                     $ (1,570,578)
                                                                                                             ------------
                     MULTIMEDIA - (0.82%)
           20,500      Reuters Group PLC                                                                         (660,285)
                                                                                                             ------------
                     SCHOOLS - (0.46%)
            9,450      Apollo Group, Inc., Class A                                                               (372,519)
                                                                                                             ------------
                     SEMICONDUCTOR COMPONENT - INTEGRATED CIRCUITS - (0.24%)
           23,600      Genesis Microchip, Inc.                                                                   (196,824)
                                                                                                             ------------
                     SEMICONDUCTOR EQUIPMENT - (2.31%)
           98,000      Applied Materials, Inc.                                                                 (1,863,960)
                                                                                                             ------------
                     TELECOMMUNICATIONS SERVICES - (0.46%)
           26,400      Metro One Telecommunications, Inc.                                                        (368,544)
                                                                                                             ------------
                       TOTAL SECURITIES SOLD, NOT YET PURCHASED
                           (PROCEEDS $51,873,700)                                                            $(43,704,687)
                                                                                                             ============

The accompanying notes are an integral part of these financial statements.

                                     - 17 -

SAWGRASS FUND, L.L.C.

SCHEDULE OF WRITTEN OPTIONS (UNAUDITED)
--------------------------------------------------------------------------------

        NUMBER OF                                                                                            JUNE 30, 2002
        CONTRACTS                                                                                            MARKET VALUE
                  WRITTEN CALL OPTIONS - (0.06%)
                     FOOD - RETAIL - (0.06%)
              686      Whole Foods Markets, Inc., 07/20/02, $50.00                                           $    (44,590)
                                                                                                             ------------
                  TOTAL WRITTEN CALL OPTIONS (PREMIUMS $117,988)                                                  (44,590)
                                                                                                             ============
                  WRITTEN PUT OPTIONS - (0.06%)
                     INTERNET SECURITY - (0.06%)
               67      Checkpoint Software, 10/19/02, $20.00                                                      (45,560)
                                                                                                             ------------
                  TOTAL WRITTEN PUT OPTIONS (PREMIUMS $22,578)                                                    (45,560)
                                                                                                             ============

                  TOTAL WRITTEN OPTIONS (PREMIUMS $140,566)                                                  $    (90,150)
                                                                                                             ============

The accompanying notes are an integral part of these financial statements.

                                     - 18 -